Income Taxes Disclosure (Details) - USD ($)	Oct. 31, 2020	Jan. 31, 2020
Federal net operating loss carry forwards		$ 3,526,481
Federal net operating loss carry forwards		$ 3,580,870
Chilean withholding taxes payable reclassified to long-term
Withholding taxes payable, reclassified from current to long-term	$ 108,079
Chilean withholding taxes payable total
Withholding taxes payable, reclassified from current to long-term	$ 109,076